UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS APPRECATION FUND

FORM N-Q

MARCH 31, 2007

LEGG MASON PARTNERS APPRECIATION FUND, INC.

Schedule of Investments (unaudited)	March 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 94.9%
CONSUMER DISCRETIONARY - 6.7%
Hotels, Restaurants & Leisure - 1.0%
1,000,000	Marcus Corp.	$23,260,000
800,000	McDonald’s Corp.	36,040,000

	Total Hotels, Restaurants & Leisure	59,300,000

Media - 5.4%
700,000	EchoStar Communications Corp., Class A Shares *	30,401,000
350,000	Gannett Co. Inc.	19,701,500
182,490	Meredith Corp.	10,473,101
6,000,000	Time Warner Inc.	118,320,000
650,500	Viacom Inc., Class B Shares *	26,742,055
3,000,000	Walt Disney Co.	103,290,000
950,675	Warner Music Group Corp.	16,218,516

	Total Media	325,146,172

Specialty Retail - 0.3%
600,000	Home Depot Inc.	22,044,000

	TOTAL CONSUMER DISCRETIONARY	406,490,172

CONSUMER STAPLES - 8.2%
Beverages - 1.6%
1,550,000	PepsiCo Inc.	98,518,000

Food & Staples Retailing - 2.9%
2,500,000	Wal-Mart Stores Inc.	117,375,000
1,200,000	Walgreen Co.	55,068,000

	Total Food & Staples Retailing	172,443,000

Food Products - 1.5%
525,000	Cadbury Schweppes PLC, ADR	26,969,250
750,000	General Mills Inc.	43,665,000
400,000	H.J. Heinz Co.	18,848,000

	Total Food Products	89,482,250

Household Products - 2.2%
500,000	Kimberly-Clark Corp.	34,245,000
1,600,000	Procter & Gamble Co.	101,056,000

	Total Household Products	135,301,000

	TOTAL CONSUMER STAPLES	495,744,250

ENERGY - 9.3%
Energy Equipment & Services - 1.5%
1,700,000	Nabors Industries Ltd. *	50,439,000
600,000	Schlumberger Ltd.	41,460,000

	Total Energy Equipment & Services	91,899,000

Oil, Gas & Consumable Fuels - 7.8%
200,000	BP PLC, ADR	12,950,000
1,400,000	Canadian Natural Resources Ltd.	77,266,000
700,000	Cimarex Energy Co.	25,914,000
800,000	Devon Energy Corp.	55,376,000
1,500,000	EnCana Corp.	75,945,000
2,400,000	Exxon Mobil Corp.	181,080,000
1,500,000	Spectra Energy Corp.	39,405,000

	Total Oil, Gas & Consumable Fuels	467,936,000

	TOTAL ENERGY	559,835,000

EXCHANGE TRADED FUNDS - 1.6%
4,000,000	iShares MSCI Japan Index Fund	58,280,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS APPRECIATION FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2007

SHARES	SECURITY	VALUE
EXCHANGE TRADED FUNDS - 1.6% (continued)
600,000	streetTRACKS Gold Trust *	$39,444,000

	TOTAL EXCHANGE TRADED FUNDS	97,724,000

FINANCIALS - 21.0%
Capital Markets - 1.4%
125,000	Goldman Sachs Group Inc.	25,828,750
700,000	Merrill Lynch & Co. Inc.	57,169,000

	Total Capital Markets	82,997,750

Commercial Banks - 1.7%
3,000,000	Wells Fargo & Co.	103,290,000

Consumer Finance - 1.9%
2,000,000	American Express Co.	112,800,000

Diversified Financial Services - 2.6%
1,700,000	Bank of America Corp.	86,734,000
1,500,000	JPMorgan Chase & Co.	72,570,000

	Total Diversified Financial Services	159,304,000

Insurance - 10.9%
1,000,000	AFLAC Inc.	47,060,000
700,000	American International Group Inc.	47,054,000
3,300	Berkshire Hathaway Inc., Class A Shares *	359,667,000
3,000,000	Marsh & McLennan Cos. Inc.	87,870,000
2,300,000	Travelers Cos. Inc.	119,071,000

	Total Insurance	660,722,000

Real Estate Management & Development - 2.0%
1,800,000	Forest City Enterprises Inc., Class A Shares	119,124,000

Thrifts & Mortgage Finance - 0.5%
2,000,000	Hudson City Bancorp Inc.	27,360,000

	TOTAL FINANCIALS	1,265,597,750

HEALTH CARE - 6.7%
Biotechnology - 1.1%
700,000	Amgen Inc. *	39,116,000
300,000	Genentech Inc. *	24,636,000

	Total Biotechnology	63,752,000

Health Care Providers & Services - 0.9%
1,000,000	UnitedHealth Group Inc.	52,970,000

Pharmaceuticals - 4.7%
100,000	Abbott Laboratories	5,580,000
1,000,000	Eli Lilly & Co.	53,710,000
1,850,000	Johnson & Johnson	111,481,000
2,000,000	Pfizer Inc.	50,520,000
1,000,000	Schering-Plough Corp.	25,510,000
800,000	Wyeth	40,024,000

	Total Pharmaceuticals	286,825,000

	TOTAL HEALTH CARE	403,547,000

INDUSTRIALS - 17.2%
Aerospace & Defense - 4.1%
1,200,000	Honeywell International Inc.	55,272,000
1,200,000	Raytheon Co.	62,952,000
2,000,000	United Technologies Corp.	130,000,000

	Total Aerospace & Defense	248,224,000

Air Freight & Logistics - 1.4%
1,200,000	United Parcel Service Inc., Class B Shares	84,120,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS APPRECIATION FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2007

SHARES	SECURITY	VALUE
Building Products - 0.3%
601,000	Masco Corp.	$16,467,400

Commercial Services & Supplies - 2.7%
1,000,000	Covanta Holding Corp. *	22,180,000
1,200,000	Pitney Bowes Inc.	54,468,000
2,500,000	Waste Management Inc.	86,025,000

	Total Commercial Services & Supplies	162,673,000

Industrial Conglomerates - 7.7%
1,000,000	3M Co.	76,430,000
8,500,000	General Electric Co.	300,560,000
2,800,000	Tyco International Ltd.	88,340,000

	Total Industrial Conglomerates	465,330,000

Road & Rail - 1.0%
1,000,000	Florida East Coast Industries Inc.	62,690,000

	TOTAL INDUSTRIALS	1,039,504,400

INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 5.4%
7,319,680	3Com Corp. *	28,619,949
5,500,000	Cisco Systems Inc. *	140,415,000
2,400,000	Juniper Networks Inc. *	47,232,000
2,000,000	Motorola Inc.	35,340,000
728,790	OpNext Inc. *	10,778,804
1,500,000	QUALCOMM Inc.	63,990,000

	Total Communications Equipment	326,375,753

Computers & Peripherals - 3.3%
6,000,000	EMC Corp. *	83,100,000
1,200,000	International Business Machines Corp.	113,112,000

	Total Computers & Peripherals	196,212,000

Internet Software & Services - 3.0%
700,000	eBay Inc. *	23,205,000
100,000	Google Inc., Class A Shares *	45,816,000
2,510,700	VeriSign Inc. *	63,068,784
1,500,000	Yahoo! Inc. *	46,935,000

	Total Internet Software & Services	179,024,784

IT Services - 1.6%
700,000	Accenture Ltd., Class A Shares	26,978,000
1,500,000	Automatic Data Processing Inc.	72,600,000

	Total IT Services	99,578,000

Semiconductors & Semiconductor Equipment - 1.4%
2,000,000	Agere Systems Inc. *	45,240,000
500,000	Intel Corp.	9,565,000
499,975	MEMC Electronic Materials Inc. *	30,288,485

	Total Semiconductors & Semiconductor Equipment	85,093,485

Software - 3.5%
6,500,000	Microsoft Corp.	181,155,000
1,500,000	Oracle Corp. *	27,195,000

	Total Software	208,350,000

	TOTAL INFORMATION TECHNOLOGY	1,094,634,022

MATERIALS - 3.9%
Chemicals - 2.8%
800,000	Cytec Industries Inc.	44,992,000
1,300,000	E.I. du Pont de Nemours & Co.	64,259,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS APPRECIATION FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2007

SHARES	SECURITY	VALUE
Chemicals - 2.8% (continued)
800,000	PPG Industries Inc.	$56,248,000

	Total Chemicals	165,499,000

Metals & Mining - 1.1%
2,000,000	Alcoa Inc.	67,800,000

	TOTAL MATERIALS	233,299,000

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.8%
1,200,000	Verizon Communications Inc.	45,504,000

Wireless Telecommunication Services - 0.9%
900,000	ALLTEL Corp.	55,800,000

	TOTAL TELECOMMUNICATION SERVICES	101,304,000

UTILITIES - 0.4%
Electric Utilities - 0.4%
1,200,000	Duke Energy Corp.	24,348,000

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $4,016,626,160)	5,722,027,594

FACE AMOUNT
SHORT-TERM INVESTMENT - 5.2%
Repurchase Agreement - 5.2%
$316,549,000	Interest in $550,871,000 joint tri-party repurchase agreement dated 3/30/07 with Greenwich Capital Markets Inc., 5.330% due 4/2/07; Proceeds at maturity - $316,689,601; (Fully collateralized by various U.S. government agency obligations, 4.211% to 7.205% due 5/1/33 to 4/1/37; Market value - $322,881,994) (Cost - $316,549,000)	316,549,000

	TOTAL INVESTMENTS - 100.1% (Cost - $4,333,175,160#)	6,038,576,594
	Liabilities in Excess of Other Assets - (0.1)%	(6,139,681)

	TOTAL NET ASSETS - 100.0%	$6,032,436,913

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	—American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Appreciation Fund, Inc. (the “Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company.

Effective as of close of business, April 13, 2007, the Fund is known as Legg Mason Partners Appreciation Fund and is a separate non-diversified series of Legg Mason Partners Equity Trust (the “New Trust”). The New Trust, a Maryland business trust, is registered under the 1940 Act, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,724,579,889
Gross unrealized depreciation	(19,178,455)

Net unrealized appreciation	$1,705,401,434

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 29, 2007

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: May 29, 2007